Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Consolidated Statements of Operations and Comprehensive Income (Loss)

The current and deferred portions of the income tax expense included in the consolidated Statements of Operations and comprehensive income (loss) as determined in accordance with ASC 740 are as follows:

	For the Years Ended December 31,
	2025	2024	2023
Current income tax expenses
Hong Kong	$—	$—	$19,197
Foreign	—	—	—
	—	—	19,197
Deferred income tax expenses (benefits)
Hong Kong	159,132	(8,615)	(3,074)
Foreign	—	—	—
	159,132	(8,615)	(3,074)
Total income tax expenses (benefits)	$159,132	$(8,615)	$16,123

Schedule of Expected Income Tax Expenses

A reconciliation of the difference between the expected income tax expenses computed at Hong Kong income tax rate of 16.5% and the Group’s reported income tax expense is shown in the following table:

	For the Years Ended December 31,
	2025	2024	2023
Income (loss) before income tax expense	$12,452,781	$(50,834)	$212,850
Income tax (benefits) expenses at foreign taxes	—	—	—
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Computed income tax expense (benefit) with Hong Kong statutory income tax rate	$2,054,709	$(8,388)	$35,120
Tax effects by locations:
Hong Kong
Non-taxable income	(17)	(227)	(18)
Non-deductible expenses	654	—	984
Singapore
Non-taxable income(1)	(2,582,939)	—	—
Non-deductible expenses	5,729	—	—
Cayman Island
Non-deductible expenses(2)	393,559	—	—
BVI
Non-deductible expenses	882	—	—

Effect of tax concession	—	—	(383)
Effect of preferential tax rates in Hong Kong	—	—	(19,580)
Changes in valuation allowance	286,555	—	—
Income tax expenses (benefits)	$159,132	$(8,615)	$16,123

(1)	Non-tax income for the year ended December 31, 2025 mainly represented unrealized gains on investment in equity securities, resulting from our holding in DV8 Public Company Limited.

(2)	Non-deductible expenses for the year ended December 31, 2025 primarily represented (i) unrealized losses on digital assets, net; (ii) unrealized losses on investment in equity securities, resulting from investment in ASP LLC; and (iii) the professional fees and other expenses incurred by foreign entities.

Schedule of Statutory Tax Rate to the Group’s Effective Tax Rate

The following table reconciles the statutory tax rate to the Group’s effective tax rate for the years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
	2025	2024	2023
Foreign taxes	0.0%	0.0%	0.0%
Hong Kong statutory income tax rate	16.5%	16.5%	16.5%
Non-taxable income	(20.7)%	0.4%	—%
Non-deductible expenses	3.2%	—%	0.5%
Effect of tax concession	—%	—%	(0.2)%
Effect of preferential tax rates in Hong Kong	—	—	(9.2)%
Changes in valuation allowance	2.3%	—%	—%
Income tax expenses (benefits)	1.3%	16.9%	7.6%

Schedule of Deferred Tax Assets and Liabilities	Components of the Group’s deferred tax assets and liabilities are as follows:
	As of December 31,
	2025	2024
Deferred tax assets:
Allowance for credit loss	$10,931	$—
Depreciation of property and equipment	1,678	1,949
Write-downs of inventories	157,186	152,352
Net operating losses carry forwards*	117,213	5,403
Total deferred tax assets	$287,008	$159,704
Less: deferred tax assets valuation allowance	(287,008)	—
Total deferred tax assets, net	—	159,704

*	The net operating losses carry forwards of the entity in Hong Kong are $710,383 and $32,597 as of December 31, 2025 and 2024, respectively, which can be carried forward without an expiration date. As of December 31, 2025, the deferred tax assets were fully impaired, as the Group expects that it will not generate sufficient taxable profits in the future to utilize these net operating losses.

Movement of the Group’s deferred tax assets during the years is as follows:

	2025	2024
Balance at January 1	$159,704	$150,215
Deferred income tax benefit recognized during the year	127,423	8,615
Deferred tax assets valuation allowance	(286,555)	—
Exchange rate differences	(572)	874
Balance at December 31	$—	$159,704